SCHEDULE 1 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)		$ (2,202)	$ 3,005	$ 384
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments		3,162	8,169	4,350
Unrealized loss on other investments, net of tax effects of nil, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively				(169)
Total comprehensive income		960	11,174	4,565
Parent Company [Member]
Net income (loss)	3,005	(2,202)	3,005	384	(10,398)
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	8,169	3,162		4,350
Unrealized loss on other investments, net of tax effects of nil, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively				(169)
Total comprehensive income	$ 11,174	$ 960		$ 4,565